Major customers and suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue, Net [Member]
Concentration Risk, Percentage	68.00%	70.00%
Major Customer One [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	17.00%	16.00%
Major Customer One [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	19.00%	12.00%
Major Customer One [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	30.00%	37.00%
Major customer Two [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	12.00%	10.00%
Major customer Two [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	11.00%
Major customer Two [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	18.00%	25.00%
Major customer Three [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	13.00%	11.00%